Earnings per Ordinary Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per Ordinary Share
12.  Earnings per Ordinary Share

The computation of basic and diluted earnings per Ordinary Share is set out below:

	2021 $m	2020 $m	2019 $m
Numerator computations
Group profit for the financial year	2,621	1,165	1,738
Profit attributable to non-controlling interests	(56)	(43)	(21)
Profit attributable to equity holders of the Company	2,565	1,122	1,717
Preference dividends	-	-	-
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	2,565	1,122	1,717
Profit after tax for the financial year from discontinued operations - attributable to equity holders of the Company	-	-	90
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	2,565	1,122	1,627

Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	780.2	785.1	801.3
Effect of dilutive potential Ordinary Shares (employee share awards) (millions) (i) (ii)	6.6	6.0	6.4
Denominator for diluted earnings per Ordinary Share	786.8	791.1	807.7

Basic earnings per Ordinary Share	328.8c	142.9c	214.3c
Diluted earnings per Ordinary Share	326.0c	141.8c	212.6c

Basic earnings per Ordinary Share from continuing operations	328.8c	142.9c	203.0c
Diluted earnings per Ordinary Share from continuing operations	326.0c	141.8c	201.4c

(i)
The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 29.

(ii)
Ordinary shares, that would only be issued contingent on certain conditions (totalling 3,630,633 at 31 December 2021, 4,053,377 at 31 December 2020 and 3,618,278 at 31 December 2019) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.